China Contribution Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
China Government Mandated Multiemployer Defined Contribution Plan [Member]
Multiemployer Plans [Line Items]
Annual contributions	$ 27.7	$ 27.3	$ 27.3